Trade Payables	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Trade Payables

13.	Trade Payables

	2023	2022

Trade payables	€1,001,588	€473,028
Total	€1,001,588	€473,028

The Company had one vendor whose account balance comprised approximately 14% of the trade payables balance as of December 31, 2023. There was one vendor with balances approximating 10% as of December 31, 2022.